Components of ITE(B) - (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit) [Abstract]
Subtotal	$ 109,065	$ 120,357	$ 78,380
Deferred Income Tax Expense (Benefit) [Abstract]
Subtotal	5,862	(12,127)	(86,682)
Income tax (benefit) expense	114,927	108,230	(8,302)
PUERTO RICO
Current Income Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)	107,343	119,729	75,368
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	(99,636)	(510)	(54,747)
Adjustment for enacted changes in income tax laws	103,287	0	(12,351)
UNITED STATES
Current Income Tax Expense (Benefit) [Abstract]
Current Federal And States Tax Expense (Benefit)	1,722	628	3,012
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal And States Income Tax Expense (Benefit)	$ 2,211	$ (11,617)	$ (19,584)